GOVERNMENT CONTRIBUTION PLAN (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 101,887	$ 92,134	$ 62,846	$ 22,098